Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	STRATASYS LTD.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001517396
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124
Entity File Number	001-35751